ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2013	2014	2014
	RMB	RMB	US$

Accounts receivable	62,522	74,445	11,998
Less: Allowance for doubtful accounts	-	-	-

Accounts receivable, net	62,522	74,445	11,998